COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease commitments, all under office and facilities non cancelable operating lease agreements

As of December 31, 2021, future minimum lease commitments, all under office and facilities non‑cancelable operating lease agreements, were as follows:

Year ended December 31,	RMB
2022	26,263
2023	9,615
2024	2,806

Total Purchase Commitments	Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2021 were as follows:

Year ended December 31,	RMB
2022	15,078
2023 and thereafter	140